Janus Henderson International Small Cap Fund | Class A, C, S, I, N, T Shares
FUND SUMMARY Janus Henderson International Small Cap Fund
INVESTMENT OBJECTIVE
Janus Henderson International Small Cap Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 142 of the Fund’s Prospectus and in the “Purchases” section on page 84 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Janus Henderson International Small Cap Fund - Class A, C, S, I, N, T Shares	Class A	Class C	Class S	Class I	Class N	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Janus Henderson International Small Cap Fund - Class A, C, S, I, N, T Shares		Class A	Class C	Class S	Class I	Class N	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class N	Class T
Management Fees		0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none	none
Other Expenses	[1]	1.72%	1.74%	1.93%	1.73%	1.70%	2.11%
Total Annual Fund Operating Expenses	[2]	2.96%	3.73%	3.17%	2.72%	2.69%	3.10%
Fee Waiver	[2]	1.63%	1.65%	1.61%	1.59%	1.61%	1.77%
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.33%	2.08%	1.56%	1.13%	1.08%	1.33%
[1]	Other Expenses are based on annualized expenses from the Fund’s previous fiscal period.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 1.06% until at least February 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example - Janus Henderson International Small Cap Fund - Class A, C, S, I, N, T Shares - USD ($)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A Shares	857	1,438	2,043	3,667
Class C Shares	Class C Shares	475	1,140	1,925	3,976
Class S Shares	Class S Shares	320	977	1,659	3,476
Class I Shares	Class I Shares	275	844	1,440	3,051
Class N Shares	Class N Shares	272	835	1,425	3,022
Class T Shares	Class T Shares	313	957	1,625	3,411

If Shares are not redeemed:
Expense Example, No Redemption - Janus Henderson International Small Cap Fund - Class A, C, S, I, N, T Shares - USD ($)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A Shares	857	1,438	2,043	3,667
Class C Shares	Class C Shares	375	1,140	1,925	3,976
Class S Shares	Class S Shares	320	977	1,659	3,476
Class I Shares	Class I Shares	275	844	1,440	3,051
Class N Shares	Class N Shares	272	835	1,425	3,022
Class T Shares	Class T Shares	313	957	1,625	3,411

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of Henderson International Small Cap Fund (the “Predecessor Fund”) and the Fund for the fiscal period December 15, 2016 (commencement of operations) to July 31, 2017 was 69% of the average value of the portfolio. The portfolio turnover rate of the Fund for the fiscal period August 1, 2017 to September 30, 2017 was 18% of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non-U.S. small market capitalization (“small cap”) companies, from at least three different countries outside of the U.S. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

The Fund considers a small cap company to be one whose market capitalization, at the time of purchase, is within the range of capitalizations of companies in the MSCI EAFE® (Europe, Australasia and Far East) Small Cap Index. As of September 30, 2017, the MSCI EAFE® Small Cap Index included companies with market capitalizations between $440 million and $10.7 billion. Some companies may outgrow the definition of a small cap company or may no longer fall within the range of a reconstituted index after the Fund has purchased their securities. These companies will continue to be considered small cap for purposes of the Fund’s minimum 80% allocation to equity securities of non-U.S. small cap companies, including, with respect to subsequent purchases.

Non-U.S. companies are broadly defined to include any issuer that meets one of the following tests: (i) its country of organization, its primary business office or the principal trading market of its stock is located outside of the U.S., (ii) 50% or more of its assets are located in a country other than the U.S., or (iii) 50% or more of its revenues are derived from outside of the U.S.

Normally, the Fund’s investments will be allocated among Continental Europe, the United Kingdom, Japan and the markets of the Pacific Basin. The Fund invests primarily in developed-market countries but may invest up to 25% of its net assets in securities of issuers located in emerging markets. Emerging market countries are all countries represented by the MSCI Emerging Markets IndexSM and/or those countries considered to be developing by the World Bank, the International Finance Corporation or the United Nations. These countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa.

The Fund uses a value-oriented approach, designed to identify stocks trading at attractive valuations. The investment process is driven by the belief that the level of real returns delivered depends on the initial price paid. In selecting investments, a proprietary analytical model is used to provide theoretical values for each stock in the investment universe and then ranks the stock according to its discount or premium. In assessing a company, four key components are considered: net asset value (“NAV”), current earnings, value of growth and dividends. From among those companies with the biggest discounts to fair value (based around the above factors), the portfolio managers seek to identify a portfolio of stocks that they believe are priced below their intrinsic worth and which offer the best potential to achieve the Fund’s investment objective. At the final stage, stocks are validated through fundamental analysis and bottom-up research for inclusion in the portfolio. The Fund generally sells a stock if, in the portfolio managers’ opinion, it no longer offers an attractive valuation. The Fund will also consider selling a security if, in the portfolio managers’ opinion, a superior investment opportunity arises. The Fund typically expects to maintain investments in a portfolio of between 70 and 100 stocks.

The Fund may invest without limit in foreign securities and has no specific policies on the geographic asset distribution or sector exposure of its investments. Instead, sector and geographic exposure are a function of stock-level opportunities. However, in an attempt to reduce portfolio risks, the portfolio managers generally will invest across countries, industry groups and/or sectors.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a non-U.S. equity portfolio, primarily in small cap companies, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.

Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Sector Risk.  At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.

Geographic Concentration Risk.  To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, regulatory or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Nondiversification Risk.  The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Emerging Markets Risk.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. As of September 30, 2017, the Fund did not hold investments in emerging markets (i.e. countries included in the MSCI Emerging Markets IndexSM).

Liquidity Risk.  The Fund may invest in securities or instruments that do not trade actively or in large volumes, and may make investments that are less liquid than other investments. Also, the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Value Investing Risk.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio managers.

Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Returns shown prior to June 5, 2017 are those of the Predecessor Fund, Henderson International Small Cap Fund. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class R6 Shares of the Predecessor Fund were reorganized into Class N Shares of the Fund on June 2, 2017. Class R6 Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on December 15, 2016. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class T Shares of the Fund commenced operations on June 5, 2017.
  The performance shown for Class N Shares for periods prior to June 5, 2017 reflects the performance of Class R6 Shares of the Predecessor Fund and is calculated using the fees and expenses of R6 Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares for periods prior to June 5, 2017 reflects the performance of Class R6 Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class A Shares, net of any fee and expense limitations or waivers.
  The performance shown for Class C Shares for periods prior to June 5, 2017 reflects the performance of Class R6 Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class C Shares, net of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to June 5, 2017 reflects the performance of Class R6 Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class I Shares, net of any fee and expense limitations or waivers.
  The performance shown for Class S Shares for periods prior to June 5, 2017 reflects the performance of Class R6 Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class S Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class T Shares for periods prior to June 5, 2017 reflects the performance of Class R6 Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
Returns of the Fund will be different from the Predecessor Fund as they have different expenses.

The bar chart depicts the Fund’s performance during the period indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class N Shares (calendar year-end)

Best Quarter: 3rd Quarter 2017 10.31% Worst Quarter: 4th Quarter 2017 5.64%
Average Annual Total Returns (periods ended 12/31/17)
Average Annual Total Returns - Janus Henderson International Small Cap Fund - Class A, C, S, I, N, T Shares	Column	Label		1 Year	Since Inception
Class N Shares | Return Before Taxes	Class N Shares	Return Before Taxes		37.17%	38.21%
Class N Shares | Return After Taxes on Distributions	Class N Shares	Return After Taxes on Distributions		33.77%	34.93%
Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares	Class N Shares	Return After Taxes on Distributions and Sale of Fund Shares		21.58%	27.94%
Class A Shares | Return Before Taxes	Class A Shares	Return Before Taxes	[1]	27.76%	28.98%
Class C Shares | Return Before Taxes	Class C Shares	Return Before Taxes	[2]	33.55%	35.51%
Class S Shares | Return Before Taxes	Class S Shares	Return Before Taxes		35.30%	36.27%
Class I Shares | Return Before Taxes	Class I Shares	Return Before Taxes		35.84%	36.81%
Class T Shares | Return Before Taxes	Class T Shares	Return Before Taxes		35.57%	36.54%
MSCI EAFE® Small Cap Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		MSCI EAFE® Small Cap Index		33.01%	34.70%
MSCI EAFE® Small Cap Index (reflects no deduction for expenses, fees, or taxes)		MSCI EAFE® Small Cap Index		33.50%	35.19%
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.

The Fund’s primary benchmark index is the MSCI EAFE® Small Cap Index. The index is described below.
  The MSCI EAFE® Small Cap Index is an equity index that reflects the performance of small capitalization equities across developed markets, excluding the U.S. and Canada.
Prior to June 5, 2017, the Predecessor Fund used the MSCI EAFE® Small Cap Index gross of foreign withholding taxes. Effective June 5, 2017, the Fund’s performance is compared to the MSCI EAFE® Small Cap Index net of foreign withholding taxes, because they more closely reflect the Fund’s investment universe and are consistent with the practices of other funds advised by Janus Capital.

After-tax returns are calculated using distributions for the Predecessor Fund’s Class R6 Shares for the period prior to June 5, 2017. If Class N Shares of the Fund had been available during periods prior to June 5, 2017, the distributions used to calculate the after-tax returns may have been different. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class N Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class N Shares due to varying sales charges (as applicable), fees, and expenses among the classes.